Deconsolidation of Maxus Entities (Tables)	12 Months Ended
Dec. 31, 2017
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Deconsolidation of Balance Sheet

As a result of the deconsolidation, the consolidated statements of financial position as of December 31, 2017 and 2016 are not comparable to the one issued as of December 31, 2015. As of December 31, 2015, the following asset and liability balances were consolidated in relation to the Maxus Entities:

Item	Balances of the Debtors as of December 31, 2015
Noncurrent assets	732
Current assets	416
Total assets	1,148
Noncurrent liabilities	3,966
Current liabilities	669
Total liabilities	4,635
Total liabilities and shareholders’ equity	1,148

Deconsolidation of Comprehensive Income and Cash Flow Statement

In addition, the statement of comprehensive income and cash flow statement as of December 31, 2017 and 2016 are not comparable with those issued as of December 31, 2015. As of December 31, 2015, the following results and cash flows were consolidated in relation to the Maxus Entities:

Item	Results of the Debtors as of December 31, 2015
Income	197
Costs	(287)
Gross profit / (loss)	(90)
Operating profit / (loss)	(555)
Net financial results	(15)
Net results	(570)
Other comprehensive income (loss)	(2)
Total comprehensive income (loss)	(572)

Item	Cash Flow of the Debtors as of December 31, 2015
Net cash flow used in operating activities	(186)
Net cash flow used in investments	(85)
Net cash flow provided by financing activities	—
Net decrease in cash and cash equivalents	(271)